Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2025	Current	Non-current	December 31, 2024	Current	Non-current

Nordea Bank secured term loan	$14,166	$3,333	$10,833	$15,833	$3,333	$12,500
Alpha Bank secured term loans	29,750	4,200	25,550	31,850	4,200	27,650
less unamortized deferred financing costs	(177)	(81)	(96)	(224)	(90)	(134)
Total debt, net of deferred financing costs	$43,739	$7,452	$36,287	$47,459	$7,443	$40,016

Maturities of Debt Facilities
As at June 30, 2025, the maturities of the drawn portions of the debt facilities described above, excluding the refinance with Alpha Bank discussed in Note 12, are as follows:

Principal Repayment
Year 1	$7,533
Year 2	7,533
Year 3	24,683
Year 4	4,167
Total	$43,916